Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
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AQR FUNDS

Supplement dated November 17, 2020 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectus and Prospectus, and the Class R6 Shares Summary Prospectus and

Prospectus, each dated May 1, 2020, as amended, of the AQR

Alternative Risk Premia Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectuses. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of each Summary Prospectus and each Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both “long” and “short” positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds and currencies. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), futures (including index futures, equity futures, interest rate futures and bond futures), currency futures and forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures and total return swaps) (collectively, the “Instruments”). The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).

The Fund’s exposure to equities includes securities of U.S. and non-U.S. issuers and equity indices representing the United States and non-U.S. countries, including, with respect to non-U.S. countries, those from emerging markets. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities and sovereign debt issued by other developed countries and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.

The Styles employed by the Fund are:

Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price-to-earnings and price-to-book ratios for selecting stocks.

Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.

Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price trends in equity index, bond and currency Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.

The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.

The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will target an annualized volatility level for the Fund of 8%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 6% and 10%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.

A portion of the Fund’s assets will be held in cash or cash equivalent investments, including, but not limited to, interests in short-term investment funds, short-term bond fund shares, money market fund shares and/or U.S. Government securities.

The section entitled “Principal Risks of Investment in the Fund” beginning on page 4 of each Summary Prospectus and each Prospectus is hereby deleted and replaced in its entirety with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (S&P Global Ratings (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts, and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•
The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps, and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Tax-Managed Investment Risk: The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

AQR Alternative Risk Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS

Supplement dated November 17, 2020 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectus and Prospectus, and the Class R6 Shares Summary Prospectus and

Prospectus, each dated May 1, 2020, as amended, of the AQR

Alternative Risk Premia Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectuses. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of each Summary Prospectus and each Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both “long” and “short” positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds and currencies. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), futures (including index futures, equity futures, interest rate futures and bond futures), currency futures and forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures and total return swaps) (collectively, the “Instruments”). The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).

The Fund’s exposure to equities includes securities of U.S. and non-U.S. issuers and equity indices representing the United States and non-U.S. countries, including, with respect to non-U.S. countries, those from emerging markets. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities and sovereign debt issued by other developed countries and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.

The Styles employed by the Fund are:

Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price-to-earnings and price-to-book ratios for selecting stocks.

Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.

Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price trends in equity index, bond and currency Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.

The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.

The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will target an annualized volatility level for the Fund of 8%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 6% and 10%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.

A portion of the Fund’s assets will be held in cash or cash equivalent investments, including, but not limited to, interests in short-term investment funds, short-term bond fund shares, money market fund shares and/or U.S. Government securities.

The section entitled “Principal Risks of Investment in the Fund” beginning on page 4 of each Summary Prospectus and each Prospectus is hereby deleted and replaced in its entirety with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (S&P Global Ratings (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts, and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•
The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps, and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Tax-Managed Investment Risk: The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both “long” and “short” positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds and currencies. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), futures (including index futures, equity futures, interest rate futures and bond futures), currency futures and forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures and total return swaps) (collectively, the “Instruments”). The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).

The Fund’s exposure to equities includes securities of U.S. and non-U.S. issuers and equity indices representing the United States and non-U.S. countries, including, with respect to non-U.S. countries, those from emerging markets. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities and sovereign debt issued by other developed countries and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.

The Styles employed by the Fund are:

Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price-to-earnings and price-to-book ratios for selecting stocks.

Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.

Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low-yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.

Defensive: Defensive strategies favor investments with low-risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low-risk, high-quality assets and sell high-risk, low-quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.

Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price trends in equity index, bond and currency Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.

The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.

The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser, on average, will target an annualized volatility level for the Fund of 8%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 6% and 10%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.

A portion of the Fund’s assets will be held in cash or cash equivalent investments, including, but not limited to, interests in short-term investment funds, short-term bond fund shares, money market fund shares and/or U.S. Government securities.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (S&P Global Ratings (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts, and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps, and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Tax-Managed Investment Risk: The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.